Initial Public Offering (Details) - $ / shares		3 Months Ended
	Jul. 12, 2021	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Sale of units		14,375,000
Purchase price, per unit (in Dollars per share)	$ 10.00
Price per private warrant (in Dollars per share)	$ 11.50
Initial Public Offering
Initial Public Offering (Details) [Line Items]
Sale of units	14,375,000	14,375,000
Over-Allotment Option
Initial Public Offering (Details) [Line Items]
Additional units of shares	1,875,000
Purchase price, per unit (in Dollars per share)	$ 10.00
Class A Ordinary Shares | Maximum
Initial Public Offering (Details) [Line Items]
Shares issued			143,750